Cash, Cash Equivalents And Short-Term Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Short-Term Deposits
	2017	2016
	(in thousands)
	£	£
Cash and cash equivalents	86,703	19,990